Investment Strategy	Jan. 28, 2026
Shenkman Capital Floating Rate High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Floating Rate Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Floating Rate Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing senior secured and unsecured floating rate bank loans and other floating rate instruments. The Fund seeks to provide a high level of current income through comprehensive fundamental analysis and compounding interest income. The Fund also seeks to preserve capital by avoiding defaults and minimizing both interest rate volatility and credit risk.
The loans and other instruments in which the Floating Rate Fund invests include bank loans (i.e., loan assignments and participations) to corporate borrowers, traditional corporate bonds, notes, debentures, zero-coupon bonds, collateralized loan obligations (“CLOs”) and other corporate debt instruments, and obligations of the U.S. Government and government-sponsored entities. A substantial portion of the Floating Rate Fund’s net assets may be comprised of covenant lite loans. The Fund may invest in corporate fixed-income instruments and loans of any maturity or credit quality. The Fund may invest without limit in loans, bonds or other debt obligations rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by S&P Global Ratings (“S&P”) (i.e., “junk” bonds and loans), and may also invest without limit in Rule 144A and restricted fixed-income securities; provided, however, that the Floating Rate Fund may only invest up to 20% of its total assets in fixed-income instruments. The Fund generally invests in high yield instruments rated Caa or better by Moody’s or CCC or better by S&P, but retains the discretion to invest in even lower-rated instruments.
The Floating Rate Fund may invest up to 20% of its total assets in foreign fixed-income instruments, including those denominated in U.S. dollars, such as Yankee bonds, or other currencies, and may also invest up to 20% of its total assets in initial public offerings (“IPOs”) and other unseasoned companies. Additionally, the Fund may invest up to 15% of its total assets in convertible bonds, up to 15% of its total assets in other investment companies, including mutual funds and exchange-traded funds (“ETFs”), up to 10% of its total assets in preferred stocks, and up to 10% of its total assets in when-issued securities. The Fund may also utilize leverage of no more than 33% of the Fund’s total assets as part of the portfolio management process. Leverage is the practice of borrowing money to purchase investments, for instance, by borrowing money against a line of credit. The Fund may also create leverage by borrowing money against a margin account where the Fund’s portfolio holdings and cash serve as collateral for the loan. The Fund may also hold equity positions, particularly equity positions received as a result of a restructuring of a debt insturment held by the Fund.
The Floating Rate Fund may invest up to 100% of its net assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.
Strategy Portfolio Concentration [Text]	The Floating Rate Fund may invest up to 20% of its total assets in foreign fixed-income instruments, including those denominated in U.S. dollars, such as Yankee bonds, or other currencies, and may also invest up to 20% of its total assets in initial public offerings (“IPOs”) and other unseasoned companies. Additionally, the Fund may invest up to 15% of its total assets in convertible bonds, up to 15% of its total assets in other investment companies, including mutual funds and exchange-traded funds (“ETFs”), up to 10% of its total assets in preferred stocks, and up to 10% of its total assets in when-issued securities. The Fund may also utilize leverage of no more than 33% of the Fund’s total assets as part of the portfolio management process. Leverage is the practice of borrowing money to purchase investments, for instance, by borrowing money against a line of credit. The Fund may also create leverage by borrowing money against a margin account where the Fund’s portfolio holdings and cash serve as collateral for the loan. The Fund may also hold equity positions, particularly equity positions received as a result of a restructuring of a debt insturment held by the Fund. The Floating Rate Fund may invest up to 100% of its net assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.
Shenkman Capital Short Duration High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Short Duration Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Short Duration Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing fixed-income securities, bank loans and other instruments issued by companies that are rated below investment grade (i.e., “junk” bonds and loans). The Fund considers below investment grade instruments to include instruments with ratings lower than BBB- by S&P Global Ratings (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or that are not rated or considered by the Advisor to be equivalent to high yield instruments. The Fund generally invests in high yield instruments rated CCC or better by S&P or Caa or better by Moody’s, but retains the discretion to invest in even lower rated instruments.
The income-producing securities, bank loans and other instruments in which the Short Duration Fund invests include traditional corporate bonds, U.S. Government obligations and bank loans to corporate borrowers, and may have fixed, floating or variable rates. The Fund typically focuses on instruments that have short durations (i.e., have an expected redemption through maturity, call or other corporate action within three years or less from the time of purchase). The Fund will seek to maintain a dollar-weighted average portfolio duration of approximately three years or less. Duration is a measure of a debt instrument’s price sensitivity to yield. Higher duration indicates debt instruments that are more sensitive to interest rate changes. Bonds with shorter duration are typically less sensitive to interest rate changes. Duration takes into account a debt instrument’s cash flows over time, including the possibility that a debt instrument might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due.
The Short Duration Fund may invest up to 20% of its total assets in foreign fixed-income instruments, including those denominated in U.S. dollars, such as Yankee bonds, or other currencies, and may also invest without limit in Rule 144A fixed-income securities. Additionally, the Fund may invest up to 15% of its total assets in convertible bonds, and up to 10% of its total assets in preferred stocks. The Fund may also utilize leverage of no more than 33% of the Fund’s total assets as part of the portfolio management process. Leverage is the practice of borrowing money to purchase investments, for instance, by borrowing money against a line of credit. The Fund may also create leverage by borrowing money against a margin account where the Fund’s portfolio holdings and cash serve as collateral for the loan. Additionally, from time to time the Fund may hold equity positions, particularly equity positions received as a result of a restructuring of a debt instrument held by the Fund.
The Short Duration Fund may invest up to 100% of its net assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.
Strategy Portfolio Concentration [Text]	The Short Duration Fund may invest up to 20% of its total assets in foreign fixed-income instruments, including those denominated in U.S. dollars, such as Yankee bonds, or other currencies, and may also invest without limit in Rule 144A fixed-income securities. Additionally, the Fund may invest up to 15% of its total assets in convertible bonds, and up to 10% of its total assets in preferred stocks. The Fund may also utilize leverage of no more than 33% of the Fund’s total assets as part of the portfolio management process. Leverage is the practice of borrowing money to purchase investments, for instance, by borrowing money against a line of credit. The Fund may also create leverage by borrowing money against a margin account where the Fund’s portfolio holdings and cash serve as collateral for the loan. Additionally, from time to time the Fund may hold equity positions, particularly equity positions received as a result of a restructuring of a debt instrument held by the Fund. The Short Duration Fund may invest up to 100% of its net assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.